Financial Risk Management_The Groups Regional Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018 [1]	Dec. 31, 2017
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 320,545,601	₩ 290,122,838
Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	315,397,497	286,585,021
Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	648,769	190,963
China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	2,239,439	1,849,471
Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	352,447	121,618
United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	998,582	866,268
Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	908,867	509,497
Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 323,155,282	₩ 292,233,069
%	100.00%	100.00%
Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 317,971,733	₩ 288,648,940
%	98.40%	98.77%
Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 649,281	₩ 193,290
%	0.20%	0.07%
Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 2,260,009	₩ 1,880,488
%	0.70%	0.64%
Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 354,347	₩ 127,887
%	0.11%	0.04%
Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 1,004,288	₩ 867,868
%	0.31%	0.30%
Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 915,624	₩ 514,596
%	0.28%	0.18%
Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ (2,609,681)	₩ (2,110,231)
%		0.72%
Allowances | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(2,574,236)	₩ (2,063,919)
Allowances | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(512)	(2,327)
Allowances | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(20,570)	(31,017)
Allowances | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(1,900)	(6,269)
Allowances | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(5,706)	(1,600)
Allowances | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	(6,757)	(5,099)
Retail
Group Regional Loans Line Items [Line Items]
Loans And Receivables		145,841,681
Retail | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	159,078,869	₩ 146,270,980
%		100.00%
Retail | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	158,760,865	₩ 146,149,814
Retail | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	0	0
Retail | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	0	0
Retail | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	106	539
Retail | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	0	0
Retail | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	317,898	120,627
Retail | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ (429,299)
%		0.29%
Corporate
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 129,525,576
Corporate | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	146,722,355	₩ 130,757,242
%		100.00%
Corporate | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	141,864,644	₩ 127,298,283
Corporate | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	649,281	192,980
Corporate | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	2,259,202	1,879,030
Corporate | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	354,181	127,009
Corporate | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	997,321	866,867
Corporate | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	597,726	393,073
Corporate | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ (1,231,666)
%		0.94%
Credit card
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ 14,755,581
Credit card | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	17,354,058	₩ 15,204,847
%		100.00%
Credit card | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	17,346,224	₩ 15,200,843
Credit card | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	0	310
Credit card | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	807	1,458
Credit card | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	60	339
Credit card | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	6,967	1,001
Credit card | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	₩ 0	896
Credit card | Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables		₩ (449,266)
%		2.95%

[1]	The above is the Group's loans at fair value through profit and loss, other comprehensive income or amortized cost.